Securities Act File No. 33-40682
Investment Company Act File No. 811-06312

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 99	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 99	☒

(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant's Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on December 26, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A for The Lazard Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "Securities Act") solely for the purpose of delaying, until December 26, 2014, the effectiveness of the registration of Lazard Master Alternatives Portfolio (the "Portfolio"), filed in Post-Effective Amendment ("PEA") No. 89 with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000930413-14-003233 on July 17, 2014 pursuant to Rule 485(a) under the Securities Act.

Other amendments filed with respect to the Portfolio are as follows:

PEA No.	Date Filed	Filing Type	Accession No.	Automatic Effective Date
92	September 12, 2014	485BPOS	0000930413-14-003984	September 30, 2014
95	September 29, 2014	485BXT	0000899681-14-000716	October 29, 2014
97	October 28, 2014	485BXT	0000899681-14-000748	November 27, 2014

PART A – PROSPECTUS

The Prospectus for the Portfolio is incorporated herein by reference to Part A of PEA No. 92.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Portfolio is incorporated herein by reference to Part B of PEA No. 89.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 92.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of November, 2014.

THE LAZARD FUNDS, INC.

By:	/s/ Charles L. Carroll
Charles L. Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Carroll	President and Director	November 26, 2014
Charles L. Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial Officer	November 26, 2014
Stephen St. Clair

/s/ Ashish Bhutani	Director	November 26, 2014
Ashish Bhutani

/s/ Kenneth S. Davidson*	Director	November 26, 2014
Kenneth S. Davidson

/s/ Nancy A. Eckl*	Director	November 26, 2014
Nancy A. Eckl

/s/ Trevor M. Morrison*	Director	November 26, 2014
Trevor M. Morrison

/s/ Leon M. Pollack*	Director	November 26, 2014
Leon M. Pollack

/s/ Richard Reiss, Jr. *	Director	November 26, 2014
Richard Reiss, Jr.

/s/ Robert M. Solmson*	Director	November 26, 2014
Robert M. Solmson

*By:	/s/ Nathan A. Paul
Attorney-in-fact, Nathan A. Paul